MORGAN STANLEY FLEXIBLE INCOME TRUST
522 Fifth Avenue
New York, New York 10036
February 25, 2010
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Morgan Stanley Flexible Income Trust (the “Fund”) File Nos. 033-44782; 811-06515 Post-Effective Amendment No. 25
Dear Sir or Madam:
     We are electronically filing via EDGAR, pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933 and Rule 485(b) thereunder a copy of Post-Effective Amendment No. 25 to the Registration Statement of this Fund on Form N-1A.
     The Registration Statement is marked to reflect all changes from the Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) on December 21, 2009.
     Also enclosed, pursuant to Rule 485(b), is the required representation of Counsel that the filing does not contain any disclosures that would render it ineligible to become effective under the Rule.
     If you have any questions, please feel free to contact me at 212.296.6984 (tel) or 646.452.4831 (fax).

Very truly yours,
/s/ Eric Griffith
Eric Griffith

Enclosures
cc: Stefanie V. Chang Yu